UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10371

LORD ABBETT BLEND TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	7/31

Date of reporting period:	4/30/2009

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT BLEND TRUST – SMALL CAP BLEND FUND April 30, 2009

Investments	Shares	Value (000)
COMMON STOCKS 94.33%

Aerospace 3.15%
Curtiss-Wright Corp.	568,378	$18,171
HEICO Corp.	187,783	5,391
HEICO Corp. Class A	143,027	3,569
Moog, Inc. Class A*	283,247	7,585
Total		34,716

Beverage: Soft Drinks 1.27%
Hansen Natural Corp.*	342,600	13,964

Biotechnology Research & Production 1.58%
Cubist Pharmaceuticals, Inc.*	614,800	10,206
Martek Biosciences Corp.*	396,933	7,232
Total		17,438

Building: Materials 2.57%
Watsco, Inc.	659,746	28,336

Building: Roofing & Wallboard 2.00%
Beacon Roofing Supply, Inc.*	1,384,637	22,016

Chemicals 1.27%
Albemarle Corp.	521,730	13,993

Communications Technology 0.57%
Riverbed Technology, Inc.*	341,200	6,251

Computer Services, Software & Systems 3.87%
American Reprographics Co.*	523,600	3,377
DealerTrack Holdings, Inc.*	747,400	11,346
Solera Holdings, Inc.*	1,098,179	25,060
Websense, Inc.*	164,068	2,925
Total		42,708

Computer Technology 0.39%
Stratasys, Inc.*	463,453	4,338

Consumer Electronics 1.23%
Universal Electronics, Inc.*(a)	720,346	13,499

Containers & Packaging: Paper & Plastic 0.75%
Sonoco Products Co.	336,200	8,207

Diversified Financial Services 0.79%
Jones Lang LaSalle, Inc.	269,500	8,697

Diversified Manufacturing 3.53%
Belden, Inc.	673,800	10,862
CLARCOR, Inc.	647,498	20,124
Hexcel Corp.*	823,883	7,901
Total		38,887

Electrical Equipment & Components 0.80%
AO Smith Corp.	283,612	8,817

Electronics: Instruments, Gauges & Meters 0.89%
FARO Technologies, Inc.*	649,449	9,846

Electronics: Medical Systems 1.68%
PerkinElmer, Inc.	1,270,500	18,511

Electronics: Semi-Conductors/Components 4.84%
FormFactor, Inc.*	668,000	11,643
Power Intergrations, Inc.	927,015	19,745
Semtech Corp.*	534,693	7,710
Verigy Ltd. (Singapore)*(b)	1,299,567	14,295
Total		53,393

Electronics: Technology 2.23%
ScanSource, Inc.*	995,148	24,590

Financial Data Processing Services & Systems 2.02%
Global Payments, Inc.	696,100	22,317

Foods 1.46%
J & J Snack Foods Corp.	414,435	16,063

Health & Personal Care 2.65%
Amedisys, Inc.*	586,858	19,683
Phase Forward, Inc.*	668,644	9,535
Total		29,218

Healthcare Facilities 5.94%
Heckmann Corp.*	1,102,225	5,809
ICON plc ADR*	1,116,086	17,679
Psychiatric Solutions, Inc.*	685,227	13,287
VCA Antech, Inc.*	1,146,800	28,693
Total		65,468

Healthcare Management Services 2.01%
Catalyst Health Solutions, Inc.*	778,242	17,549
Vital Images, Inc.*	458,792	4,648
Total		22,197

Household Furnishings 0.48%
Mohawk Industries, Inc.*	110,900	5,247

Identification Control & Filter Devices 1.86%
IDEX Corp.	810,700	20,470

Insurance: Multi-Line 4.62%
Brown & Brown, Inc.	997,400	19,409
HCC Insurance Holdings, Inc.	1,317,450	31,513
Total		50,922

Insurance: Property-Casualty 2.36%
RLI Corp.	223,900	10,754

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(concluded)

LORD ABBETT BLEND TRUST – SMALL CAP BLEND FUND April 30, 2009

Investments	Shares	Value (000)
Insurance: Property-Casualty (continued)
Tower Group, Inc.	560,173	$15,231
Total		25,985

Machinery: Industrial/Specialty 1.58%
Actuant Corp. Class A	1,046,452	12,830
Gardner Denver, Inc.*	173,800	4,627
Total		17,457

Machinery: Oil Well Equipment & Services 1.06%
CARBO Ceramics, Inc.	253,488	7,785
NATCO Group, Inc. Class A*	162,246	3,904
Total		11,689

Machinery: Specialty 1.17%
Graco, Inc.	548,800	12,946

Medical & Dental Instruments & Supplies 5.11%
Cooper Cos., Inc. (The)	617,500	17,753
Immucor, Inc.*	498,804	8,126
Symmetry Medical, Inc.*	1,505,600	10,931
Techne Corp.	341,350	19,532
Total		56,342

Metal Fabricating 1.28%
Reliance Steel & Aluminum Co.	401,200	14,134

Oil: Crude Producers 4.94%
Arena Resources, Inc.*	476,100	13,650
Comstock Resources, Inc.*	615,746	21,219
EXCO Resources, Inc.*	1,666,500	19,631
Total		54,500

Power Transmission Equipment 1.29%
Regal-Beloit Corp.	350,100	14,225

Restaurants 0.72%
Chipotle Mexican Grill, Inc. Class A*	13,891	1,126
Chipotle Mexican Grill, Inc. Class B*	103,798	6,800
Total		7,926

Retail 1.78%
PetMed Express, Inc.*	464,434	7,552
Rush Enterprises, Inc. Class A*	913,356	12,020
Total		19,572

Securities Brokerage & Services 2.52%
OptionsXpress Holdings, Inc.	1,687,102	27,770

Services: Commercial 10.42%
Advisory Board Co. (The)*	586,610	10,934
FTI Consulting, Inc.*	492,400	27,023
Kforce, Inc.*	982,490	10,719
MPS Group, Inc.*	1,269,378	10,206
Resources Connection, Inc.*	601,523	11,760
Robert Half International, Inc.	825,800	19,836
Sykes Enterprises, Inc.*	1,241,974	24,417
Total		114,895

Textiles Apparel Manufacturers 0.22%
Guess?, Inc.	92,600	2,411

Truckers 5.43%
Heartland Express, Inc.	1,230,600	18,397
J.B. Hunt Transport Services, Inc.	636,933	17,911
Knight Transportation, Inc.	1,334,700	23,597
Total		59,905

Total Common Stocks (cost $1,201,056,741)		1,039,866

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 5.78%

Repurchase Agreement
Repurchase Agreement dated 4/30/2009, 0.01% due 5/1/2009 with State Street Bank & Trust Co. collateralized by $54,805,000 of U.S. Treasury Bill at 0.08% due 5/14/2009 and $10,160,000 of U.S. Treasury Bill at 0.07% due 5/21/2009; value: $64,965,000; proceeds: $63,688,515 (cost $63,688,497)	$63,688	63,688

Total Investments in Securities 100.11% (cost $1,264,745,238)		1,103,554

Liabilities in Excess of Other Assets (0.11%)		(1,168)
Net Assets 100.00%		$1,102,386

ADR         American Depositary Receipt.

*        Non-income producing security.

(a)        Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares) (See Note 4).

(b)       Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Blend Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company and was organized as a Delaware statutory trust on May 1, 2001. The Trust has one series, Lord Abbett Small-Cap Blend Fund (the “Fund”). The Securities and Exchange Commission declared the registration statement of the Fund effective on June 26, 2001 and shares of the Fund became available to the public on July 2, 2001.

The Fund’s investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation—Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Repurchase Agreements—The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d)

Fair Value Measurements—The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective August 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•                  Level 1 — quoted prices in active markets for identical investments;

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

1

Notes to Schedule of Investments (unaudited)(concluded)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$1,103,553,545
Total	$1,103,553,545

3.  FEDERAL TAX INFORMATION

As of April 30, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,265,988,720
Gross unrealized gain	60,130,160
Gross unrealized loss	(222,565,335)
Net unrealized security loss	$(162,435,175)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the period ended April 30, 2009:

Affiliated Issuer	Balance of Shares Held at 7/31/2008	Gross Additions	Gross Sales	Balance of Shares Held at 4/30/2009	Value at 4/30/2009	Net Realized Gain 8/1/2008 to 4/30/2009(a)	Dividend Income 8/1/2008 to 4/30/2009(a)
Universal Electronics, Inc.	790,590	—	(70,244)	720,346	$13,499,284	$32,592	$—
Total					$13,499,284	$32,592	$—

(a) Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.

5.  RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”), which is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position, financial performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and disclosures.

In April 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

2

Item 2:                                 Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:                                 Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BLEND TRUST

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 25, 2009

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 25, 2009

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 25, 2009